Other reserves - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 30, 2020	Jun. 30, 2020	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Other reserves	£ 1,449			£ 3,183
Other	(2)	£ (12)	£ 1
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	2,184			2,736
Movements	(552)
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(68)			244
Movements	312
Changes in fair value	(303)
Net gains transferred to net profits	151
Reversal of impairment loss recognised in other comprehensive income	5
Tax credit	(147)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	358			1,181
Movements	823
Changes in fair value	(931)
Net gains transferred to net profits	143
Tax credit	(256)
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,001)			(954)
Movements	(47)
Tax credit	(115)
Loss on change in value of foreign currency basis spreads, before tax	266
Other	100
Other reserves
Disclosure of reserves within equity [line items]
Other reserves	£ (24)			£ (24)